Revenue - Summary of Revenue by Segment, Market or Product Line (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	$ 2,106.3	$ 2,260.2	$ 3,083.8	$ 2,716.3	$ 1,912.9
Operating Segments [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			3,083.8	2,716.3	1,912.9
Operating Segments [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	2,106.3	2,260.2
Operating Segments [Member] | Motion Picture Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			1,323.7	1,185.3	1,081.1
Operating Segments [Member] | Motion Picture Segment [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	1,245.6	791.6
Operating Segments [Member] | Motion Picture Segment [Member] | Theatrical [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			120.7	65.3	12.0
Operating Segments [Member] | Motion Picture Segment [Member] | Theatrical [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	194.2	28.6
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			598.0	612.1	601.0
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	558.3	433.8
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | Digital Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			527.5	497.1	461.5
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | Digital Media [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	495.3	378.5
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | Packaged Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			70.5	115.0	139.5
Operating Segments [Member] | Motion Picture Segment [Member] | Home Entertainment [Member] | Packaged Media [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	63.0	55.3
Operating Segments [Member] | Motion Picture Segment [Member] | Televison [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			217.8	257.9	230.2
Operating Segments [Member] | Motion Picture Segment [Member] | Televison [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	214.5	147.0
Operating Segments [Member] | Motion Picture Segment [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			365.0	234.4	217.0
Operating Segments [Member] | Motion Picture Segment [Member] | International [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	255.3	166.5
Operating Segments [Member] | Motion Picture Segment [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			22.2	15.6	20.9
Operating Segments [Member] | Motion Picture Segment [Member] | Other [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	23.3	15.7
Operating Segments [Member] | Television Production [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			1,760.1	1,531.0	831.8
Operating Segments [Member] | Television Production [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	860.7	1,468.6
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			245.0	92.0	132.8
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	114.4	207.8
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | Digital Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			241.7	85.1	127.1
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | Digital Media [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	113.4	205.1
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | Packaged Media [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			3.3	6.9	5.7
Operating Segments [Member] | Television Production [Member] | Home Entertainment [Member] | Packaged Media [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	1.0	2.7
Operating Segments [Member] | Television Production [Member] | Televison [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			1,144.3	1,094.5	474.0
Operating Segments [Member] | Television Production [Member] | Televison [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	554.2	973.1
Operating Segments [Member] | Television Production [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			277.7	256.5	164.5
Operating Segments [Member] | Television Production [Member] | International [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	137.7	219.4
Operating Segments [Member] | Television Production [Member] | Other [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line			$ 93.1	$ 88.0	$ 60.5
Operating Segments [Member] | Television Production [Member] | Other [Member] | STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disaggregation of Revenue [Line Items]
Revenue by segment, market or product line	$ 54.4	$ 68.3